Standards issued but not yet effective	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Standards issued but not yet effective
41.	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.
The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

• IFRS 17	Insurance Contracts 1
• Amendments to IAS 1 and IAS 8	Definition of Material 2
• Amendments to IFRS 3	Definition of a Business 2
• Amendments to IFRS 9, IAS 39 and IFRS 7:	Interest Rate Benchmark Reform 2

1	Effective for annual periods beginning on or after January 1, 2021
2	Effective for annual periods beginning on or after January 1, 2020
Further information about those IFRS that are expected to be applicable to the Group is described below:
IFRS 17 Insurance Contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and
re-insurance),
regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)

•	A simplified approach (the premium allocation approach) mainly for short-duration contracts

IFRS 17 is effective for reporting periods beginning on or after 1 January 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.
Amendments to IAS 1 and IAS 8: Definition of Material
In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ‘Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’
The amendments to the definition of material is not expected to have a significant impact on the Group’s consolidated financial statements.
Amendments to IFRS 3: Definition of a Business
On October 22, 2018, IASB issued “Definition of a Business (Amendments to IFRS 3)” aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The amendments are not expected to have any significant impact on the Group’s financial statements.
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
Amendments to IFRS 9, IAS 39 and IFRS 7 address the effects of interbank offered rate reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark. In addition, the amendments require the entities to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after 1 January 2020. Early application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.